Summary of Stock Option Activity (Detail) (Employee Stock Option, USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Employee Stock Option
Shares
Outstanding at December 31, 2012	2,766
Granted	777
Exercised	(554)
Forfeited and expired	(291)
Outstanding at December 31, 2013	2,698
Expected to vest at December 31, 2013	1,358
Exercisable at December 31, 2013	1,313
Weighted-Average Exercise Price
Outstanding at December 31, 2012	$ 35.50
Granted	$ 23.71
Exercised	$ 9.78
Forfeited and expired	$ 78.07
Outstanding at December 31, 2013	$ 32.74
Expected to vest at December 31, 2013	$ 24.39
Exercisable at December 31, 2013	$ 41.58
Weighted-Average Remaining Contractual Term (years)
Outstanding at December 31, 2013	2 years 6 months 22 days
Expected to vest at December 31, 2013	3 years 6 months 15 days
Exercisable at December 31, 2013	1 year 6 months 7 days
Aggregate Intrinsic Value
Outstanding at December 31, 2013	$ 20.0
Expected to vest at December 31, 2013	13.4
Exercisable at December 31, 2013	$ 6.3